SHARE-BASED COMPENSATION AND WARRANTS (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Warrants outstanding, beginning balance	400,000	400,000	400,000	400,000
Weighted average exercise price, beginning balance	$ 4.00	$ 4.00	$ 4.00	$ 4.00
Warrants issued
Weighted average exercise price, issued
Warrants exercised
Weighted average exercise price, exercised
Warrants expired
Weighted average exercise price, expired
Warrants outstanding, ending balance	400,000	400,000	400,000	400,000
Weighted average exercise price, ending balance	$ 4.00	$ 4.00	$ 4.00	$ 4.00
Warrants exercisable	400,000	400,000	400,000	400,000
Weighted average exercise price, Warrants exercisable	$ 4.00	$ 4.00	$ 4.00	$ 4.00